The Company - Additional Information (Detail) - USD ($)			1 Months Ended
	Jul. 11, 2022	Jan. 09, 2019	Dec. 31, 2018
Nature Of Operations [Line Items]
Incorporation date of entity			Dec. 12, 2018
Initial capital			$ 75,000,000,000
Subsequent Event [Member]
Nature Of Operations [Line Items]
Proceeds from business combination used to repay the expense previously incurred by other party related to business combination	$ 21,029,000
Proceeds from business combination used to repay the advisory and placement fees incurred in connection with PIPE placement	29,389,000
Subsequent Event [Member] | Two Promissory Notes Agreement With Holders Of Class A Units [Member]
Nature Of Operations [Line Items]
Proceeds from business combination used to repay the outstanding balance of debt	35,000,000
Regen And Twin City Bio LLC [Member]
Nature Of Operations [Line Items]
Business combination consideration transferred		$ 62,000,000,000
Business Combination [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Proceeds from sale of business gross	596,537,000
Contribution in cash held in trust account net of redemptions	21,737,000
Business Combination [Member] | Subsequent Event [Member] | PIPE Placement [Member] | Common Class A [Member]
Nature Of Operations [Line Items]
Amount received from private placement of shares	$ 574,800,000
Share price	$ 10